T. Rowe Price Institutional Long Duration Credit Fund
T. Rowe Price Institutional Long Duration Credit Fund SUMMARY
Investment Objective
The fund seeks to provide high income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Institutional Long Duration Credit Fund T. Rowe Price Institutional Long Duration Credit Fund
Management fees	0.45%
Other expenses	none
Total annual fund operating expenses	0.45%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
T. Rowe Price Institutional Long Duration Credit Fund | T. Rowe Price Institutional Long Duration Credit Fund | USD ($)	46	144	252	567

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 65.0% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will normally invest in a diversified portfolio of longer duration debt securities issued by corporations as well as certain non-corporate issuers. While the fund will focus on corporate bonds, the non-corporate debt securities in which the fund may invest include securities issued by supranational organizations and U.S. and foreign governments and government agencies. There is no limit on the fund’s investments in U.S. dollar-denominated foreign securities, but non-U.S. dollar-denominated holdings are limited to 10% of the fund’s total assets. Holdings will mainly consist of investment-grade debt securities, although the fund has the flexibility to purchase some noninvestment-grade bonds (also called high yield or “junk” bonds).

Interest rates and bond prices tend to move in opposite directions. Duration, which is expressed in years, is a calculation that attempts to measure the price sensitivity of a bond or bond fund to changes in interest rates. The longer a bond fund’s duration, the more sensitive that fund should be to changes in interest rates. For example, if interest rates rise by 1% and a fixed-rate bond has a duration of 10 years, it is estimated that the principal value of the bond will decrease by approximately 10%. While the fund may invest in debt securities of any maturity or duration, the fund expects to normally maintain an effective duration within +/-20% of the duration of the Barclays U.S. Long Credit Index. As of July 31, 2015, the duration of the Barclays U.S. Long Credit Index was 13.26 years. However, the duration of the fund and this index will change over time and could be significantly higher or lower during certain interest rate environments.

Under normal conditions, at least 85% of the fund’s net assets will be rated investment grade (AAA, AA, A, or BBB, or an equivalent rating) at the time of purchase by at least one of the major credit rating agency or, if not rated by any credit rating agency, deemed to be of investment-grade quality by T. Rowe Price. Such investment-grade investments could include “split-rated” securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency. Up to 15% of the fund’s net assets can be invested in noninvestment-grade securities. Any investments in noninvestment-grade securities will be focused primarily on the higher-quality range (BB or an equivalent rating) of the high yield market and the fund will not purchase any individual bond that is rated B or below (or equivalent) by any major credit rating agency.

While most of the fund’s assets will typically be invested directly in debt securities, the fund may use derivatives such as Treasury futures contracts, interest rate futures, interest rate swaps, and interest rate swap futures primarily in an effort to manage the portfolio’s duration or interest rate risk.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding or lower-yielding securities or different sectors.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Fixed income markets risk Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities or durations and funds with longer weighted average maturities or durations carry greater interest rate risk. The fund’s longer duration should result in relatively higher interest rate risk when compared to bond funds with lower durations.

Prepayment risk and extension risk Prepayment risk is the risk that the principal on any debt security with an embedded call option may be prepaid at any time, which could reduce the security’s yield and market value. The rate of prepayments tends to increase as interest rates fall, which could cause the average maturity of the portfolio to shorten. Extension risk may result from a rise in interest rates, which tends to make callable debt securities more volatile.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Junk bonds carry a higher risk of default and should be considered speculative. The fund’s exposure to credit risk is increased to the extent it invests in securities that are rated noninvestment grade.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as significant trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for a fund’s investments in emerging markets.

Derivatives risk The fund uses Treasury futures contracts, interest rate futures, interest rate swaps, or interest rate swap futures, and is therefore exposed to additional volatility in comparison to investing directly in bonds and other debt securities. These instruments can experience reduced liquidity and become difficult to value and, if not traded on an exchange, are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risks that adjustments to the fund’s duration through derivatives will result in additional portfolio volatility and that anticipated interest rate movements will not be accurately predicted, which could lead to losses and significantly harm the fund’s performance.
Performance
The bar chart showing calendar year returns and the average annual total returns table provide some indications of the risks of investing in the fund by showing how much returns can differ from year to year and how the fund’s average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of other comparative indexes that have investment characteristics similar to those of the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the year depicted.
Institutional Long Duration Credit Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	3/31/14	6.59%
Worst Quarter	9/30/14	0.31%
The fund’s return for the six months ended 6/30/15 was -3.50%.
In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Total Returns Periods ended December 31, 2014
Average Annual Total Returns - T. Rowe Price Institutional Long Duration Credit Fund	1 Year	Since inception		Inception Date
T. Rowe Price Institutional Long Duration Credit Fund	16.61%	7.32%		Jun. 03, 2013
T. Rowe Price Institutional Long Duration Credit Fund | Returns after taxes on distributions	14.61%	5.52%		Jun. 03, 2013
T. Rowe Price Institutional Long Duration Credit Fund | Returns after taxes on distributions and sale of fund shares	9.35%	4.73%		Jun. 03, 2013
Barclays U.S. Long Credit Bond Index (reflects no deduction for fees, expenses, or taxes)	16.39%	7.30%
Lipper Corporate Debt Funds BBB-Rated Average	7.07%	3.62%	[1]	May 31, 2013
[1]	Returns as of 5/31/13.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-638-8790.